UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014


13F File Number:  028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey Feinberg
Title:    Managing Member
Phone:    (858) 259-3440


Signature, Place and Date of Signing:

   /s/ Jeffrey Feinberg         Del Mar, California          August 14, 2007
--------------------------     ---------------------     -----------------------
       [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   93

Form 13F Information Table Value Total:  $674,279
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.     Form 13F File Number            Name
  ---     --------------------            -----------------------
  1.      28-10801                        JLF Offshore Fund, Ltd.
  2.      28-11901                        JLF Partners I, L.P.
  ---     --------------------            -----------------------

                                                     FORM 13F INFORMATION TABLE
                                                      JLF ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                            June 30, 2007
COLUMN 1                                    COLUMN  2     COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6 CLMN 7    COLUMN 8
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                                            Security                 Market              SH/ PUT/  INVSMNT  OTHR    Voting Authority
Security                                      Type          Cusip    Value    Quantity   PRN CALL  DISCRTN  MNGRS  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
Asia Automotive Acqu Corp                   COMMON STOCK  04519K101   1,224     161,900   SH       Defined   1, 2  SOLE
Asia Automotive Acqu Corp 1 Un              COMMON STOCK  04519K200   5,325     543,400   SH       Defined   1, 2  SOLE
Asia Automotive Acqu Corp Warrants          COMMON STOCK  04519K119      82      35,500   SH       Defined   1, 2  SOLE
Avantair Inc                                COMMON STOCK  05350T101   5,700   1,106,750   SH       Defined   1, 2  SOLE
AMTRUST FINANCIAL SERVICES I                COM           032359309  39,351   2,094,263   SH       Defined   1, 2  SOLE
AMERICAN ORIENTAL BIOENGR IN                COM           028731107   2,739     307,789   SH       Defined   1, 2  SOLE
APTIMUS INC                                 COM           03833V108     489      72,001   SH       Defined   1, 2  SOLE
AMERISTAR CASINOS INC                       COM           03070Q101   1,563      45,000   SH       Defined   1, 2  SOLE
ALLEGHENY TECHNOLOGIES INC                  COM           01741R102  38,706     369,050   SH       Defined   1, 2  SOLE
AVON PRODS INC                              COM           054303102   1,007      27,400   SH       Defined   1, 2  SOLE
BOEING CO                                   COM           097023105   1,779      18,500   SH       Defined   1, 2  SOLE
BE AEROSPACE INC                            COM           073302101   7,269     175,997   SH       Defined   1, 2  SOLE
BLUEPHOENIX SOLUTIONS LTD                   SHS           M20157109  26,020   2,188,362   SH       Defined   1, 2  SOLE
BUFFALO WILD WINGS INC                      COM           119848109   4,995     120,094   SH       Defined   1, 2  SOLE
CF INDS HLDGS INC                           COM           125269100   3,623      60,500   SH       Defined   1, 2  SOLE
ChinaGrowth North Acquisition Corporation   COMMON STOCK  G21116101   3,528     425,000   SH       Defined   1, 2  SOLE
ChinaGrowth South Acquisition Corporation   COMMON STOCK  G21117125   3,528     425,000   SH       Defined   1, 2  SOLE
Chardan North China Acqtn Corp              COMMON STOCK  15956A109  10,393   1,408,223   SH       Defined   1, 2  SOLE
Wts/Chardan North China Acquis              COMMON STOCK  15956A117   4,033   1,539,400   SH       Defined   1, 2  SOLE
China Public Security Technology            COMMON STOCK  16942F103   6,575   1,355,603   SH       Defined   1, 2  SOLE
CommercePlanet, Inc.                        COMMON STOCK  20084U100   2,564   2,210,100   SH       Defined   1, 2  SOLE
China Ritar Power Corp Cmn                  COMMON STOCK  169423100   6,028   1,401,869   SH       Defined   1, 2  SOLE
China Ritar Power Co 2/2010 Strike 2.78 WT  WARRANTS      206990657     579     280,373   PRN      Defined   1, 2  SOLE
Chardan South China Acquisition Corp        COMMON STOCK  15956C105   6,008     746,284   SH       Defined   1, 2  SOLE
Chardan South China Acqstn Cor              COMMON STOCK  15956C204   9,927     689,350   SH       Defined   1, 2  SOLE
Chardan South China Acquisition Warrants    COMMON STOCK  15956C113     883     293,500   SH       Defined   1, 2  SOLE
China Security & Surveillance Technology    COMMON STOCK  16942J105  23,308   1,538,462   SH       Defined   1, 2  SOLE
China Expert Technology, Inc.               COMMON STOCK  16938D104  45,949   6,471,692   SH       Defined   1, 2  SOLE
DOLLAR TREE STORES INC                      COM           256747106   7,116     163,400   SH       Defined   1, 2  SOLE
E COM VENTURES INC                          COM NEW       26830K205  13,392     588,904   SH       Defined   1, 2  SOLE
ENDEAVOR ACQUISITION CORP                   COM           292577103     695      58,907   SH       Defined   1, 2  SOLE
CALLAWAY GOLF CO                            COM           131193104   6,109     343,000   SH       Defined   1, 2  SOLE
Emrise Corp Warrants 1.73  exp 1-3-10       WARRANTS      292991965     169     700,000   PRN      Defined   1, 2  SOLE
FTI CONSULTING INC                          COM           302941109  11,378     299,190   SH       Defined   1, 2  SOLE
FULL HOUSE RESORTS INC                      COM           359678109   4,760   1,269,300   SH       Defined   1, 2  SOLE
G-III APPAREL GROUP LTD                     COM           36237H101     250      15,823   SH       Defined   1, 2  SOLE
GENERAL MTRS CORP                           COM           370442105  13,272     351,100   SH       Defined   1, 2  SOLE
Genius Products Warrants 2.56 exp 3-7-10    WARRANTS      372991497     365     379,747   PRN      Defined   1, 2  SOLE
Genius Products Warrants 2.78 exp 3-7-10    WARRANTS      372991513     330     379,747   PRN      Defined   1, 2  SOLE
GOODRICH CORP                               COM USD SHS   382388106   3,681      61,800   SH       Defined   1, 2  SOLE
HERBALIFE LTD                               COM           G4412G101   4,794     120,900   SH       Defined   1, 2  SOLE
INFOCROSSING INC                            COM           45664X109  12,800     693,022   SH       Defined   1, 2  SOLE
INTERFACE INC                               CL A          458665106   5,177     274,500   SH       Defined   1, 2  SOLE
I.C. Isaacs & Company Inc Cmn               COMMON STOCK  464192103     824     823,750   SH       Defined   1, 2  SOLE
ILLINOIS TOOL WKS INC                       COM           452308109   9,424     173,900   SH       Defined   1, 2  SOLE
INVESCO PLC                                 SPONSORED ADR 46127U104   1,698      65,700   SH       Defined   1, 2  SOLE
LJ INTL INC                                 ORD           G55312105     883      81,310   SH       Defined   1, 2  SOLE
JARDEN CORP                                 COM           471109108   2,228      51,800   SH       Defined   1, 2  SOLE
JAKKS PAC INC                               COM           47012E106   6,188     219,900   SH       Defined   1, 2  SOLE
Jaguar Acquisition Corporation              COMMON STOCK  470084203   4,123     493,750   SH       Defined   1, 2  SOLE
JONES LANG LASALLE INC                      COM           48020Q107  32,733     288,400   SH       Defined   1, 2  SOLE
KKR FINANCIAL HLDGS LLC                     COM ADDED     48248A306   9,518     382,100   SH       Defined   1, 2  SOLE
KRAFT FOODS INC                             CL A          50075N104   2,781      78,900   SH       Defined   1, 2  SOLE
LINCOLN NATL CORP IND                       COM           534187109   2,916      41,100   SH       Defined   1, 2  SOLE
Maiden Holdings, Ltd                        COMMON STOCK  560292104  22,000   2,200,000   SH       Defined   1, 2  SOLE
MORTON'S RESTAURANT GRP INC N               COM           619430101   3,644     201,200   SH       Defined   1, 2  SOLE
99 CENTS ONLY STORES                        COM           65440k106   5,871     447,800   SH       Defined   1, 2  SOLE
NUTRI SYS INC NEW                           COM           67069D108   4,428      63,400   SH       Defined   1, 2  SOLE
EMPIRE RESORTS INC                          COM           292052107   4,004     550,698   SH       Defined   1, 2  SOLE
TURBOCHEF TECHNOLOGIES INC                  COM NEW       900006206  11,142     800,443   SH       Defined   1, 2  SOLE
PARLUX FRANGRANCES INC                      COM           701645103     707     159,327   SH       Defined   1, 2  SOLE
Pantheon China Acquisition Corporation      COMMON STOCK  698659208   2,737     385,000   SH       Defined   1, 2  SOLE
PERRY ELLIS INTL INC                        COM           288853104  14,749     458,461   SH       Defined   1, 2  SOLE
PMI GROUP INC                               COM           69344M101   4,011      89,800   SH       Defined   1, 2  SOLE
PRUDENTIAL FINL INC                         COM           744320102  10,326     106,200   SH       Defined   1, 2  SOLE
PACIFIC SUNWEAR CALIF INC                   COM           694873100  14,101     640,970   SH       Defined   1, 2  SOLE
VCG HLDG CORP                               COM           91821K101  12,783   1,578,170   SH       Defined   1, 2  SOLE
Restaurant Acquisition Partners, Inc.       COMMON STOCK  761250208   2,322     357,300   SH       Defined   1, 2  SOLE
ROCKY BRANDS INC                            COM           774515100   5,981     322,927   SH       Defined   1, 2  SOLE
RED LION HOTELS CORP                        COM           756764106     355      27,636   SH       Defined   1, 2  SOLE
Rhapsody Acquisition Corporation            COMMON STOCK  762014207     902      98,000   SH       Defined   1, 2  SOLE
RSC HOLDINGS INC                            COM ADDED     74972L102   4,124     206,200   SH       Defined   1, 2  SOLE
RUSS BERRIE & CO                            COM           782233100   1,044      56,050   SH       Defined   1, 2  SOLE
RIVERBED TECHNOLOGY INC                     COM           768573107   3,225      73,600   SH       Defined   1, 2  SOLE
RELM WIRELESS CORP                          COM           759525108   3,365     647,180   SH       Defined   1, 2  SOLE
SAFECO CORP                                 COM           786429100   4,396      70,600   SH       Defined   1, 2  SOLE
SHENGDA TECH INC                            COM ADDED     823213103   8,491   1,596,035   SH       Defined   1, 2  SOLE
Sinoenergy Corp                             COMMON STOCK  82935B103  11,950   4,877,600   SH       Defined   1, 2  SOLE
SUMMER INFANT                               COM           865646103   4,533     870,039   SH       Defined   1, 2  SOLE
SUNOCO INC                                  COM           86764P109   8,645     108,500   SH       Defined   1, 2  SOLE
SILVERLEAF RESORTS INC                      COM           828395103   5,230     878,926   SH       Defined   1, 2  SOLE
TENNECO INC                                 COM           880349105   7,462     212,964   SH       Defined   1, 2  SOLE
TERADYNE INC                                COM           880770102  14,803     842,024   SH       Defined   1, 2  SOLE
TJX COS INC NEW                             COM           872540109   3,649     132,700   SH       Defined   1, 2  SOLE
TWIN DISC INC                               COM           901476101   4,623      64,292   SH       Defined   1, 2  SOLE
TEXAS ROADHOUSE INC                         CL A          882681109  13,942   1,090,087   SH       Defined   1, 2  SOLE
VERI TEK INTL CORP                          COM           92342x101  18,409   2,318,517   SH       Defined   1, 2  SOLE
Veri-Tek Int'l Wts Exp 11/2011 Stke 4.05    WARRANTS      923991210   1,220     246,000   PRN      Defined   1, 2  SOLE
Veri-Tek Int'l Wts Exp 11/2011 Stke 4.25    WARRANTS      923991228   1,191     246,000   PRN      Defined   1, 2  SOLE
WABASH NATL CORP                            COM           929566107   3,419     233,711   SH       Defined   1, 2  SOLE
GREAT WOLF RESORTS INC                      COM           391523107   3,291     230,921   SH       Defined   1, 2  SOLE
YUCHENG TECHNOLOGIES LTD                    COM           G98777108   1,086     140,500   SH       Defined   1, 2  SOLE
Zhongpin, Inc.                              COMMON STOCK  98952K107   5,339     593,906   SH       Defined   1, 2  SOLE
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





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